UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® U.S. Equity Central Fund Fidelity® U.S. Equity Central Fund

This annual shareholder report contains information about Fidelity® U.S. Equity Central Fund for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Equity Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. Investable Market 2500 Index S&P 500 Linked Index (1/1/25) for the fiscal year, led by information technology. Picks in communication services and industrials also boosted the fund's relative performance.
•The fund's non-benchmark stake in SK Hynix gained approximately 660% and was the top individual relative contributor. This period we decreased our investment in SK Hynix. The second-largest relative contributor was an overweight in Micron Technology (+822%), one of our biggest holdings at period end. Another notable relative contributor was our stake in Marvell Technology (+282%). This period we decreased our investment in the stock.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, though it was still only a minor headwind for the portfolio.
•The biggest individual relative detractor was an underweight in Advanced Micro Devices (+309%). This period we increased our investment in Advanced Micro Devices. A second notable relative detractor was an underweight in Sandisk (+957%), a position we established this period. An underweight in Applied Materials (+298%) also detracted. This was an investment we established this period.
•Notable changes in positioning include decreased exposure to the financials and consumer staples sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 18, 2020 through June 30, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® U.S. Equity Central Fund	32.10%	13.26%	17.21%
MSCI U.S. Investable Market 2500 Index S&P 500 Linked Index (1/1/25)	22.32%	12.40%	16.37%
S&P 500® Index	22.32%	13.41%	16.82%
A   From September 18, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$23,843,752,590
Number of Holdings	403
Total Advisory Fee	$0
Portfolio Turnover	53%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	37.0
Financials	11.1
Communication Services	10.3
Consumer Discretionary	9.0
Health Care	9.0
Industrials	8.9
Consumer Staples	4.6
Energy	2.9
Utilities	2.0
Materials	1.8
Real Estate	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.7
Preferred Stocks - 0.7
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.2
Taiwan - 1.7
Canada - 0.8
Netherlands - 0.5
United Kingdom - 0.4
Denmark - 0.2
Belgium - 0.1
Korea (South) - 0.1
Germany - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.3
Alphabet Inc Class A	7.1
Apple Inc	6.0
Amazon.com Inc	3.9
Microsoft Corp	3.7
Broadcom Inc	2.6
Micron Technology Inc	2.3
Tesla Inc	1.7
Mastercard Inc Class A	1.6
Meta Platforms Inc Class A	1.6
38.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913371.102    6211-TSRA-0826

Item 2.

Code of Ethics

As of the end of the period, June 30, 2026, Fidelity Central Investment Portfolios LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Karen B. Peetz is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Peetz is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity U.S. Equity Central Fund (the “Fund”):

Services Billed by Deloitte Entities

June 30, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity U.S. Equity Central Fund	$46,900	$-	$8,500	$1,000

June 30, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity U.S. Equity Central Fund	$48,200	$-	$8,500	$900

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

	June 30, 2026A	June 30, 2025 A
Audit-Related Fees	$154,800	$125,000
Tax Fees	$-	$-
All Other Fees	$-	$2,970,400

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	June 30, 2026A	June 30, 2025A
Deloitte Entities	$2,596,700	$3,441,600

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® U.S. Equity Central Fund

Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® U.S. Equity Central Fund
Consolidated Schedule of Investments June 30, 2026
Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($)
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	116,000	34,725,899
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	43,400	4,874,688
CANADA - 0.8%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc	42,400	3,075,401
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Athabasca Oil Corp (b)	5,140,100	37,039,889
Imperial Oil Ltd	660,100	74,124,820
Sintana Energy Inc (b)	98,000	24,184
South Bow Corp (United States) (c)	307,300	10,829,252
TOTAL ENERGY		122,018,145
Health Care - 0.1%
Biotechnology - 0.1%
Xenon Pharmaceuticals Inc (b)	360,000	21,729,600
Information Technology - 0.0%
IT Services - 0.0%
Shopify Inc Class A (United States) (b)	75,500	8,620,590
Materials - 0.1%
Chemicals - 0.0%
Nutrien Ltd (United States)	104,800	6,597,160
Metals & Mining - 0.1%
Altius Minerals Corp	276,400	12,379,290
Standard Lithium Ltd (b)	434,321	1,188,201
Teck Resources Ltd Class B (United States)	45,200	2,687,592
		16,255,083
TOTAL MATERIALS		22,852,243
TOTAL CANADA		178,295,979
CHINA - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co Ltd (b)(f)	1,008,062	10
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Ascendis Pharma A/S (b)	150,000	40,008,000
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	123,900	4,192,776
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)(c)	117,900	5,073,237
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
AIXTRON SE	81,400	4,894,062
TOTAL GERMANY		9,967,299
ITALY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Investindustrial Advisors SpA rights (b)(f)	132,730	253,514
KOREA (SOUTH) - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
SK Hynix Inc	19,470	34,384,830
NETHERLANDS - 0.5%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (b)	46,000	42,677,420
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASM International NV	5,200	5,944,491
ASML Holding NV depository receipt	12,400	24,669,056
NXP Semiconductors NV	141,263	39,699,141
TOTAL INFORMATION TECHNOLOGY		70,312,688
TOTAL NETHERLANDS		112,990,108
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	413,200	8,757,325
TAIWAN - 1.7%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics Inc (b)(f)	1,008,062	0
Industrials - 0.0%
Electrical Equipment - 0.0%
Bizlink Holding Inc	43,000	2,639,067
Information Technology - 1.7%
Electronic Equipment, Instruments & Components - 0.3%
Chroma ATE Inc	372,000	25,890,987
Delta Electronics Inc	695,000	43,715,189
Elite Material Co Ltd	15,000	2,597,162
		72,203,338
Semiconductors & Semiconductor Equipment - 1.4%
Jentech Precision Industrial Co Ltd	72,000	7,919,841
Taiwan Semiconductor Manufacturing Co Ltd ADR	640,993	306,119,027
		314,038,868
TOTAL INFORMATION TECHNOLOGY		386,242,206
TOTAL TAIWAN		388,881,273
UNITED KINGDOM - 0.4%
Consumer Staples - 0.3%
Beverages - 0.1%
Diageo PLC	1,001,807	20,176,492
Food Products - 0.0%
Nomad Foods Ltd	1,008,007	11,037,677
Tobacco - 0.2%
British American Tobacco PLC ADR	548,800	33,893,888
TOTAL CONSUMER STAPLES		65,108,057
Financials - 0.1%
Banks - 0.0%
Starling Bank Ltd (b)(e)(f)	4,618,325	12,925,811
Insurance - 0.1%
Hiscox Ltd	880,300	21,566,938
TOTAL FINANCIALS		34,492,749
TOTAL UNITED KINGDOM		99,600,806
UNITED STATES - 93.9%
Communication Services - 10.3%
Diversified Telecommunication Services - 0.0%
Space Exploration Technologies Corp (d)	60,959	10,415,455
Entertainment - 1.4%
Lionsgate Studios Corp (b)	1,306,516	20,002,760
Live Nation Entertainment Inc (b)	139,800	25,598,778
Netflix Inc (b)	1,388,800	99,160,320
ROBLOX Corp Class A (b)	646,900	35,178,422
Spotify Technology SA (b)	32,500	14,921,725
Take-Two Interactive Software Inc (b)	150,300	37,571,994
TKO Group Holdings Inc Class A	80,000	16,104,800
Walt Disney Co/The	784,000	75,460,000
Warner Bros Discovery Inc (b)	560,700	14,948,262
		338,947,061
Interactive Media & Services - 8.8%
Alphabet Inc Class A	4,682,179	1,673,270,309
Alphabet Inc Class C	85,200	30,103,716
Meta Platforms Inc Class A	659,725	371,616,495
		2,074,990,520
Media - 0.1%
Fox Corp Class A	119,600	6,238,336
Fox Corp Class B	244,300	11,443,012
Magnite Inc (b)(c)	712,253	13,518,562
Paramount Skydance Corp Class B	158,800	1,565,768
Trade Desk Inc (The) Class A (b)	156,600	2,831,328
		35,597,006
TOTAL COMMUNICATION SERVICES		2,459,950,042
Consumer Discretionary - 9.0%
Automobiles - 1.8%
General Motors Co	391,145	30,149,457
Tesla Inc (b)	940,810	395,704,686
Waymo LLC Class B (e)(f)	6,800	1,117,376
		426,971,519
Broadline Retail - 3.9%
Amazon.com Inc (b)	3,941,268	939,361,815
Distributors - 0.0%
Genuine Parts Co	21,342	2,517,929
LKQ Corp	397,300	10,460,909
		12,978,838
Diversified Consumer Services - 0.1%
Service Corp International/US	342,000	25,978,320
Hotels, Restaurants & Leisure - 1.5%
Airbnb Inc Class A (b)	240,800	34,458,480
Booking Holdings Inc	295,705	52,706,459
Carnival Corp Ltd	823,100	23,515,967
Chipotle Mexican Grill Inc (b)	679,500	23,103,000
Churchill Downs Inc	186,064	16,678,777
Domino's Pizza Inc	64,219	19,011,393
DoorDash Inc Class A (b)	84,400	15,574,332
DraftKings Inc Class A (b)	509,900	12,880,074
Expedia Group Inc Class A	47,600	12,179,888
Marriott International Inc/MD Class A1	120,376	44,610,142
Red Rock Resorts Inc Class A	104,654	6,808,789
Starbucks Corp	301,400	30,800,066
Wingstop Inc	54,400	9,433,504
Wyndham Hotels & Resorts Inc	197,500	16,631,475
Wynn Resorts Ltd	43,700	4,242,833
Yum! Brands Inc	225,800	36,096,388
		358,731,567
Household Durables - 0.2%
PulteGroup Inc	232,600	31,915,046
Somnigroup International Inc	182,800	14,331,520
		46,246,566
Specialty Retail - 1.3%
Bath & Body Works Inc	313,900	7,260,507
Bob's Discount Furniture Inc	402,800	6,372,296
Dick's Sporting Goods Inc	58,000	13,154,980
Floor & Decor Holdings Inc Class A (b)	217,100	12,887,056
Home Depot Inc/The	200,434	70,689,063
Lithia Motors Inc	43,800	12,723,462
Lowe's Cos Inc	547,561	120,731,725
Ross Stores Inc	252,800	53,808,480
Valvoline Inc (b)(c)	251,800	9,956,172
		307,583,741
Textiles, Apparel & Luxury Goods - 0.2%
NIKE Inc Class B	632,610	25,968,641
PVH Corp	133,121	9,885,565
		35,854,206
TOTAL CONSUMER DISCRETIONARY		2,153,706,572
Consumer Staples - 4.3%
Beverages - 1.2%
Boston Beer Co Inc/The Class A (b)(c)	17,700	3,133,431
Brown-Forman Corp Class B	70,000	1,865,500
Coca-Cola Co/The	1,780,191	144,676,123
Constellation Brands Inc Class A	191,966	26,700,551
Keurig Dr Pepper Inc	1,965,701	64,337,394
Monster Beverage Corp (b)	86,556	8,319,763
PepsiCo Inc	240,700	32,590,780
Primo Brands Corp Class A	1,200	29,327
		281,652,869
Consumer Staples Distribution & Retail - 1.5%
Albertsons Cos Inc Class A	572,600	7,747,278
BJ's Wholesale Club Holdings Inc (b)	421,000	36,719,620
Costco Wholesale Corp	115,450	108,000,012
Dollar Tree Inc (b)	77,600	9,385,720
Kroger Co/The	358,600	19,913,058
Target Corp	321,955	42,050,543
US Foods Holding Corp (b)	101,300	10,357,925
Walmart Inc	1,003,200	113,622,432
		347,796,588
Food Products - 0.4%
Bunge Global SA	177,900	18,987,267
Freshpet Inc (b)(c)	172,000	10,168,640
Hershey Co/The	17,500	3,070,375
JM Smucker Co	61,000	6,862,500
Lamb Weston Holdings Inc	122,900	5,306,822
McCormick & Co Inc/MD	152,100	7,668,882
Mondelez International Inc	827,012	47,834,374
Tyson Foods Inc Class A	25,300	1,448,425
		101,347,285
Household Products - 0.6%
Clorox Co/The	11,100	1,059,384
Energizer Holdings Inc	985,201	21,122,709
Kimberly-Clark Corp	93,200	10,230,564
Procter & Gamble Co/The	804,693	118,000,182
		150,412,839
Personal Care Products - 0.3%
Estee Lauder Cos Inc/The Class A	148,300	11,708,285
Kenvue Inc	3,370,912	64,418,128
		76,126,413
Tobacco - 0.3%
Philip Morris International Inc	393,853	71,251,946
TOTAL CONSUMER STAPLES		1,028,587,940
Energy - 2.3%
Energy Equipment & Services - 0.0%
SLB Ltd	275,100	12,789,399
Oil, Gas & Consumable Fuels - 2.3%
Chevron Corp	373,006	61,829,475
ConocoPhillips	611,400	63,561,144
Exxon Mobil Corp	2,004,538	274,060,435
Murphy Oil Corp	126,700	4,125,352
Phillips 66	204,400	34,553,820
Shell PLC ADR	471,200	36,536,848
Sunoco LP	103,400	6,979,500
Valero Energy Corp	226,286	58,933,926
		540,580,500
TOTAL ENERGY		553,369,899
Financials - 11.0%
Banks - 3.6%
Bank of America Corp	4,524,014	257,778,318
BOK Financial Corp	102,000	14,165,760
Citigroup Inc	736,700	103,108,532
JPMorgan Chase & Co	278,244	91,077,609
KeyCorp	1,330,541	30,668,970
M&T Bank Corp	116,670	27,768,627
Truist Financial Corp	708,100	35,277,542
UMB Financial Corp	97,700	13,947,651
US Bancorp	884,836	53,444,094
Wells Fargo & Co	2,601,787	215,011,678
		842,248,781
Capital Markets - 2.7%
Blackrock Inc	70,300	67,597,668
Blue Owl Capital Inc Class A	1,709,000	14,953,750
Carlyle Group Inc/The (c)	396,200	16,683,982
Charles Schwab Corp/The	1,762,800	162,653,557
Evercore Inc Class A	71,400	24,378,816
Intercontinental Exchange Inc	345,800	42,571,438
KKR & Co Inc Class A	1,148,400	105,400,152
Lincoln International Inc Class A	238,300	5,688,221
MarketAxess Holdings Inc	133,747	15,178,947
Moody's Corp	99,000	44,839,080
Nasdaq Inc	473,500	37,321,270
State Street Corp	413,400	70,112,640
StepStone Group Inc rights 12/31/2038 (b)(f)	18,125	1,139,700
Virtu Financial Inc Class A	545,664	32,505,204
		641,024,425
Consumer Finance - 0.3%
Capital One Financial Corp	344,200	69,053,404
SLM Corp	421,787	10,941,154
		79,994,558
Financial Services - 2.7%
Apollo Global Management Inc	402,040	47,565,352
Berkshire Hathaway Inc Class A (b)	52	38,940,200
Berkshire Hathaway Inc Class B (b)	138,298	69,202,936
Corebridge Financial Inc	1,315,600	37,665,628
Corpay Inc (b)	121,900	40,625,613
Global Payments Inc	428,600	31,099,216
Mastercard Inc Class A	747,044	383,681,799
		648,780,744
Insurance - 1.7%
American Financial Group Inc/OH	182,000	25,469,080
Arthur J Gallagher & Co	309,331	71,013,118
Baldwin Insurance Group Inc/The Class A (b)	1,083,300	28,794,114
Brown & Brown Inc	864,200	55,438,430
Chubb Ltd	327,352	111,541,921
Fidelity National Financial Inc	316,506	14,926,423
Hartford Insurance Group Inc/The	200,447	26,563,236
Reinsurance Group of America Inc	240,000	51,036,000
Unum Group	259,381	23,188,661
		407,970,983
TOTAL FINANCIALS		2,620,019,491
Health Care - 8.3%
Biotechnology - 2.3%
AbbVie Inc	425,000	106,947,000
Alnylam Pharmaceuticals Inc (b)	106,000	31,909,180
Biogen Inc (b)	86,000	18,581,160
Caris Life Sciences Inc (b)	1,344,811	23,964,532
CG oncology Inc (b)	118,000	8,383,900
Cogent Biosciences Inc (b)	600,000	23,220,000
CytomX Therapeutics Inc (b)	1,420,000	5,325,000
Disc Medicine Inc (b)	145,000	10,605,300
Gilead Sciences Inc	415,000	52,431,100
Insmed Inc (b)	120,000	12,794,400
Kiniksa Pharmaceuticals International Plc Class A (b)	300,000	19,185,000
Kymera Therapeutics Inc (b)	145,000	16,627,150
Legend Biotech Corp ADR (b)	727,400	21,007,312
Mineralys Therapeutics Inc (b)	380,000	10,252,400
Moderna Inc (b)	428,000	29,972,840
Natera Inc (b)	92,000	24,973,400
Olema Pharmaceuticals Inc (b)	520,000	6,505,200
Oruka Therapeutics Inc (b)	75,600	7,194,852
Praxis Precision Medicines Inc (b)	46,000	15,400,340
Relay Therapeutics Inc (b)	690,000	12,909,900
Revolution Medicines Inc (b)	86,000	16,106,080
Scholar Rock Holding Corp (b)	150,000	8,250,000
Vaxcyte Inc (b)	400,000	23,252,000
Veracyte Inc (b)	365,000	21,436,450
Viking Therapeutics Inc (b)	165,000	6,436,650
Viridian Therapeutics Inc (b)	560,000	10,287,200
Zenas Biopharma Inc (e)	311,842	7,914,550
Zenas Biopharma Inc (b)	100,000	2,538,000
		554,410,896
Health Care Equipment & Supplies - 0.4%
Boston Scientific Corp (b)	935,000	39,905,800
Edwards Lifesciences Corp (b)	154,000	13,930,840
Intuitive Surgical Inc (b)	32,000	12,725,760
Kestra Medical Technologies Ltd (b)	336,296	8,555,370
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(e)(f)	4,627	50,619
Medline Inc Class A	260,000	10,254,400
Saluda Medical Inc (d)(e)	41,267	131,428
		85,554,217
Health Care Providers & Services - 1.1%
Alignment Healthcare Inc (b)	560,000	13,333,600
BrightSpring Health Services Inc (b)	180,000	12,553,200
Cencora Inc	75,000	21,223,500
CVS Health Corp	290,000	30,000,500
Elevance Health Inc	50,000	19,336,500
Guardant Health Inc (b)	140,000	21,004,200
LifeStance Health Group Inc (b)	1,749,802	18,740,379
Privia Health Group Inc (b)	800,000	20,584,000
UnitedHealth Group Inc	260,000	108,063,801
		264,839,680
Life Sciences Tools & Services - 2.0%
10X Genomics Inc Class A (b)	719,524	27,586,550
Agilent Technologies Inc	304,000	40,380,320
Bio-Techne Corp	280,000	19,782,000
Bruker Corp	345,000	20,762,100
Danaher Corp	818,000	155,812,640
Illumina Inc (b)	60,000	10,549,800
Repligen Corp (b)	176,000	24,013,440
Thermo Fisher Scientific Inc	269,000	134,865,840
West Pharmaceutical Services Inc	118,000	42,362,000
		476,114,690
Pharmaceuticals - 2.5%
Amylyx Pharmaceuticals Inc (b)	380,000	6,824,800
Axsome Therapeutics Inc (b)	56,000	13,707,120
Crinetics Pharmaceuticals Inc (b)	300,000	11,226,000
Eli Lilly & Co	184,000	220,695,120
Enliven Therapeutics Inc (b)	400,000	20,300,000
Jazz Pharmaceuticals PLC (b)	84,000	20,241,480
Johnson & Johnson	565,000	143,493,050
Merck & Co Inc	520,000	66,820,000
Roche Holding AG	42,800	17,628,515
Royalty Pharma PLC Class A	485,000	27,193,950
Structure Therapeutics Inc ADR (b)	100,000	5,367,000
VeraDermics Inc	87,500	10,757,250
Viatris Inc	2,250,000	35,730,000
		599,984,285
TOTAL HEALTH CARE		1,980,903,768
Industrials - 8.9%
Aerospace & Defense - 2.6%
Boeing Co (b)	446,820	96,723,125
GE Aerospace	592,800	221,547,144
Howmet Aerospace Inc	410,400	110,340,144
Lockheed Martin Corp	121,100	61,695,606
Northrop Grumman Corp	75,600	38,503,836
RTX Corp	179,800	34,113,454
TransDigm Group Inc	40,900	54,480,436
		617,403,745
Air Freight & Logistics - 0.1%
CH Robinson Worldwide Inc	35,300	6,648,402
FedEx Corp	67,500	21,136,275
		27,784,677
Building Products - 0.6%
Trane Technologies PLC	306,810	150,692,800
Commercial Services & Supplies - 0.3%
Cintas Corp	184,000	31,294,720
Republic Services Inc	173,800	37,033,304
		68,328,024
Construction & Engineering - 0.3%
MasTec Inc (b)	8,200	3,411,692
Quanta Services Inc	94,000	67,683,760
		71,095,452
Electrical Equipment - 1.4%
AMETEK Inc	323,232	78,202,750
Eaton Corp PLC	165,000	70,309,800
Fluence Energy Inc Class A (b)	22,500	447,300
GE Vernova Inc	148,150	174,055,509
Nextpower Inc Class A (b)	30,300	3,609,942
		326,625,301
Ground Transportation - 0.7%
CSX Corp	794,878	37,780,551
Fedex Freight Holding Co Inc	33,750	5,096,250
Old Dominion Freight Line Inc	197,166	42,706,156
Uber Technologies Inc (b)	643,400	46,427,744
Union Pacific Corp	85,300	23,201,600
		155,212,301
Machinery - 2.5%
Caterpillar Inc	173,200	184,440,680
Cummins Inc	145,300	103,629,413
Dover Corp	170,300	38,194,884
Ingersoll Rand Inc	379,700	31,131,603
PACCAR Inc	499,400	59,987,928
Parker-Hannifin Corp	147,500	144,272,700
Westinghouse Air Brake Technologies Corp	170,400	45,939,840
		607,597,048
Professional Services - 0.2%
TransUnion	586,900	42,338,966
Trading Companies & Distributors - 0.2%
Fastenal Co	482,700	23,184,081
United Rentals Inc	22,100	25,036,869
		48,220,950
TOTAL INDUSTRIALS		2,115,299,264
Information Technology - 34.3%
Communications Equipment - 1.6%
Arista Networks Inc (b)	1,102,785	187,341,116
Cisco Systems Inc	1,244,716	146,204,341
Lumentum Holdings Inc (b)	21,600	18,534,096
Motorola Solutions Inc	47,100	19,560,159
		371,639,712
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp Class A	612,224	107,947,336
Coherent Corp (b)	51,400	20,275,758
Corning Inc	347,400	88,736,382
Flex Ltd (b)	58,600	9,497,302
Keysight Technologies Inc (b)	22,800	7,981,596
		234,438,374
Semiconductors & Semiconductor Equipment - 18.8%
Advanced Micro Devices Inc (b)	559,800	325,193,418
Applied Materials Inc	192,200	138,960,600
Axcelis Technologies Inc (b)	23,400	4,433,130
Broadcom Inc	1,640,398	619,660,345
Cerebras Systems Inc Class A (b)(c)	74,700	16,508,700
Cerebras Systems Inc Class B (d)	3,600	795,600
Intel Corp (b)	1,546,800	215,979,684
KLA Corp	425,000	128,226,750
Lam Research Corp	520,400	225,504,932
MACOM Technology Solutions Holdings Inc (b)	177,000	67,325,490
Marvell Technology Inc	312,844	93,193,099
Micron Technology Inc	467,750	539,919,148
Monolithic Power Systems Inc	14,800	20,458,928
NVIDIA Corp	9,789,599	1,958,800,864
Rambus Inc (b)	234,900	31,180,626
SiTime Corp (b)	67,205	50,105,360
Teradyne Inc	69,200	33,481,728
Veeco Instruments Inc (b)	20,222	1,532,827
		4,471,261,229
Software - 6.1%
Cadence Design Systems Inc (b)	223,489	83,879,891
Canva Inc Class A (b)(e)(f)	2,600	3,303,638
Crowdstrike Holdings Inc Class A (b)	107,500	82,037,550
Datadog Inc Class A (b)	767,800	199,904,408
Microsoft Corp	2,320,942	865,757,785
Oracle Corp	19,100	2,799,105
Palantir Technologies Inc Class A (b)	200,800	23,427,336
Palo Alto Networks Inc (b)	328,900	112,161,478
Pivotal Software Inc rights (b)(f)	2,115,467	21
Synopsys Inc (b)	159,800	71,281,986
		1,444,553,198
Technology Hardware, Storage & Peripherals - 6.9%
Apple Inc	4,975,776	1,439,790,543
Sandisk Corp (b)	5,301	12,053,043
Seagate Technology Holdings PLC	142,500	137,512,500
Western Digital Corp	79,200	50,586,624
		1,639,942,710
TOTAL INFORMATION TECHNOLOGY		8,161,835,223
Materials - 1.7%
Chemicals - 1.0%
Air Products and Chemicals Inc	75,589	22,161,183
Albemarle Corp	113,400	15,312,402
Balchem Corp	24,500	4,139,275
Corteva Inc	295,200	25,000,488
Dow Inc	205,100	5,611,536
Ecolab Inc	120,400	33,544,644
Linde PLC	181,900	94,395,186
LyondellBasell Industries NV Class A1	141,300	7,439,445
Sherwin-Williams Co/The	60,800	20,934,656
Solstice Advanced Materials Inc	103,800	9,196,680
		237,735,495
Construction Materials - 0.2%
CRH PLC	174,000	18,618,000
James Hardie Industries PLC (b)	434,100	11,364,738
Martin Marietta Materials Inc	38,922	22,446,317
		52,429,055
Containers & Packaging - 0.1%
Packaging Corp of America	20,300	4,837,083
Smurfit Westrock PLC	352,700	16,315,902
		21,152,985
Metals & Mining - 0.4%
Freeport-McMoRan Inc	528,000	33,205,920
Newmont Corp	360,600	33,680,040
Nucor Corp	131,000	29,180,250
		96,066,210
TOTAL MATERIALS		407,383,745
Real Estate - 1.8%
Health Care REITs - 0.3%
Ventas Inc	830,300	73,730,640
Industrial REITs - 0.2%
Prologis Inc	289,771	39,255,277
Terreno Realty Corp	116,100	7,519,797
		46,775,074
Real Estate Management & Development - 0.1%
Compass Inc Class A (b)	382,100	4,711,293
CoStar Group Inc (b)	123,100	3,486,192
Jones Lang LaSalle Inc (b)	64,220	19,904,989
		28,102,474
Residential REITs - 0.2%
Camden Property Trust	332,983	38,123,224
Invitation Homes Inc	296,200	8,948,202
		47,071,426
Retail REITs - 0.2%
Acadia Realty Trust	848,100	17,733,771
Macerich Co/The	1,167,200	29,401,768
		47,135,539
Specialized REITs - 0.8%
American Tower Corp	253,300	41,432,281
Equinix Inc	54,950	57,279,331
Extra Space Storage Inc	201,200	29,234,360
Iron Mountain Inc	179,600	22,685,276
SBA Communications Corp Class A	44,900	7,923,054
VICI Properties Inc	612,500	16,261,875
		174,816,177
TOTAL REAL ESTATE		417,631,330
Utilities - 2.0%
Electric Utilities - 1.4%
Alliant Energy Corp	247,300	18,866,517
American Electric Power Co Inc	272,400	37,267,044
Constellation Energy Corp	120,971	30,045,567
Duke Energy Corp	226,800	28,708,344
Entergy Corp	236,492	27,163,471
Evergy Inc	180,300	15,583,329
NextEra Energy Inc	813,017	71,358,503
NRG Energy Inc	170,988	24,974,507
PG&E Corp	1,068,106	17,965,543
Pinnacle West Capital Corp	66,700	7,136,900
PPL Corp	488,400	17,753,340
Southern Co/The	169,846	16,255,961
Xcel Energy Inc	324,700	26,073,410
		339,152,436
Independent Power and Renewable Electricity Producers - 0.1%
Fervo Energy Co Class A (b)(c)	70,000	2,046,100
Vistra Corp	155,078	24,600,023
		26,646,123
Multi-Utilities - 0.5%
Ameren Corp	178,400	20,166,336
CenterPoint Energy Inc	474,600	20,901,384
Dominion Energy Inc	311,300	21,258,677
NiSource Inc	373,602	17,764,775
Sempra	313,006	29,018,786
		109,109,958
TOTAL UTILITIES		474,908,517
TOTAL UNITED STATES		22,373,595,791
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	91,780	2,507,003
TOTAL COMMON STOCKS (Cost $12,938,718,939)		23,293,035,301

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galvanize Therapeutics 10% 2/28/2027 (e)(f) (Cost $389,266)	304,661	460,039

Convertible Preferred Stocks - 0.7%
	Shares	Value ($)
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(e)(f)	361,330	2,496,790
UNITED STATES - 0.7%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series C2 (b)(e)(f)	21,928	3,603,209
Waymo LLC Series D-2 (e)(f)	24,100	3,960,112
TOTAL CONSUMER DISCRETIONARY		7,563,321
Health Care - 0.1%
Biotechnology - 0.1%
Asimov Inc Series B (b)(e)(f)	35,044	898,879
Cleerly Inc Series C (b)(e)(f)	411,426	4,953,569
Element Biosciences Inc Series C (b)(e)(f)	195,016	2,371,395
ElevateBio LLC Series C (b)(e)(f)	626,000	1,151,840
		9,375,683
Health Care Equipment & Supplies - 0.0%
Medical Microinstruments Inc/Italy Series C (b)(e)(f)	92,546	2,838,386
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC Class B (b)(e)(f)(g)	141,317	758,872
Health Care Technology - 0.0%
Aledade Inc Series B1 (b)(e)(f)	67,586	2,280,352
Aledade Inc Series E1 (b)(e)(f)	14,822	500,094
Wugen Inc Series B (b)(e)(f)	155,150	240,482
		3,020,928
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (b)(e)(f)	1,112,588	912,322
Galvanize Therapeutics Series C-1 (e)(f)	2,429,058	1,263,110
		2,175,432
TOTAL HEALTH CARE		18,169,301
Industrials - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series H (e)(f)	30,400	2,096,080
Information Technology - 0.6%
Software - 0.6%
Anthropic PBC Series F (e)(f)	28,600	16,845,686
Anthropic PBC Series G (e)(f)	87,700	51,656,177
Anthropic PBC Series H (e)(f)	72,800	42,879,928
Databricks Inc Series L (e)(f)	5,400	1,075,248
OpenAI Group Pbc Series A-2 (e)(f)	8,784	6,040,669
OpenAI Group Pbc Series A-3 (e)(f)	931	640,239
OpenAI Group Pbc Series C (e)(f)	1,600	1,100,304
World Labs Technologies Inc Series C (e)(f)	16,100	5,048,477
World Labs Technologies Inc Series C PRIME (e)(f)	18,944	6,361,585
TOTAL INFORMATION TECHNOLOGY		131,648,313
Materials - 0.0%
Chemicals - 0.0%
Manus Bio Inc Series One-6 (b)(e)(f)	356,485	1,240,568
TOTAL UNITED STATES		160,717,583
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $130,515,676)		163,214,373

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/2/2026 (i)	3.65	6,220,000	6,219,378
US Treasury Bills 0% 7/30/2026 (i)	3.62 to 3.63	5,600,000	5,583,783
US Treasury Bills 0% 8/13/2026 (i)	3.59	1,350,000	1,344,116
US Treasury Bills 0% 9/17/2026 (i)	3.69	200,000	198,420
US Treasury Bills 0% 9/24/2026 (i)	3.72	5,300,000	5,254,244
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,599,793)			18,599,941

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.69	365,741,314	365,814,463
Fidelity Securities Lending Cash Central Fund (j)(k)	3.69	60,164,804	60,170,820
TOTAL MONEY MARKET FUNDS (Cost $425,983,769)			425,985,283

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $13,514,207,443)	23,901,294,937
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(57,542,347)
NET ASSETS - 100.0%	23,843,752,590

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	678	9/2026	255,885,675	2,627,994

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $11,342,483 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $189,117,834 or 0.8% of net assets.

(f)	Level 3 security.
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $17,122,089.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/7/2021	2,587,915

Aledade Inc Series E1	5/20/2022	738,349

Anduril Industries Inc Series H	5/12/2026	2,096,162

Anthropic PBC Series F	8/18/2025	4,031,673

Anthropic PBC Series G	1/27/2026	22,726,262

Anthropic PBC Series H	5/28/2026	42,879,893

Asimov Inc Series B	10/29/2021	3,247,902

Canva Inc Class A	8/19/2025 - 11/12/2025	4,279,964

Cleerly Inc Series C	7/8/2022	4,846,846

Databricks Inc Series L	12/18/2025	1,026,000

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	5,132,023

Element Biosciences Inc Series C	6/21/2021	4,008,885

ElevateBio LLC Series C	3/9/2021	2,626,070

Galvanize Therapeutics 10% 2/28/2027	7/7/2025	389,266

Galvanize Therapeutics Series B	3/29/2022	1,926,207

Galvanize Therapeutics Series C-1	7/7/2025	1,022,663

Manus Bio Inc Series One-6	3/30/2021	3,739,275

Medical Microinstruments Inc/Italy Series C	2/16/2024	3,084,901

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/2024	0

OpenAI Group Pbc Series A-2	9/30/2024	1,650,181

OpenAI Group Pbc Series A-3	8/4/2025	285,800

OpenAI Group Pbc Series C	3/27/2026	1,100,299

Saluda Medical Inc	3/12/2023 - 10/30/2025	2,470,559

Starling Bank Ltd	6/18/2021	8,257,036

Thriveworks Topco LLC Class B	7/23/2021 - 2/25/2022	4,056,252

Waymo LLC Class B	4/22/2026	1,117,348

Waymo LLC Series C2	10/18/2024	1,714,798

Waymo LLC Series D-2	2/2/2026	3,960,013

World Labs Technologies Inc Series C	2/17/2026	4,189,840

World Labs Technologies Inc Series C PRIME	2/17/2026	6,408,947

Wugen Inc Series B	7/9/2021	1,203,173

Zenas Biopharma Inc	10/8/2025	5,924,998

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Cerebras Systems Inc Class B	11/10/2026

Saluda Medical Inc	3/31/2027

Space Exploration Technologies Corp	12/8/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	102,389,244	5,233,457,807	4,970,044,739	12,019,234	10,638	1,513	365,814,463	365,741,314	0.6%
Fidelity Securities Lending Cash Central Fund	23,357,094	1,125,082,805	1,088,273,086	204,999	4,007	-	60,170,820	60,164,804	0.1%
Total	125,746,338	6,358,540,612	6,058,317,825	12,224,233	14,645	1,513	425,985,283

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,459,950,042	2,449,534,587	10,415,455	-
Consumer Discretionary	2,166,047,986	2,164,930,610	-	1,117,376
Consumer Staples	1,093,695,997	1,073,519,505	20,176,492	-
Energy	684,145,369	675,388,044	8,757,325	-
Financials	2,654,765,754	2,640,446,729	-	14,319,025
Health Care	2,120,044,697	2,119,994,068	-	50,629
Industrials	2,117,938,331	2,115,299,264	2,639,067	-
Information Technology	8,666,289,599	8,547,682,331	115,303,609	3,303,659
Materials	437,617,679	437,617,679	-	-
Real Estate	417,631,330	417,631,330	-	-
Utilities	474,908,517	474,908,517	-	-

Convertible Corporate Bonds
Health Care	460,039	-	-	460,039

Convertible Preferred Stocks
Consumer Discretionary	7,563,321	-	-	7,563,321
Health Care	20,666,091	-	-	20,666,091
Industrials	2,096,080	-	-	2,096,080
Information Technology	131,648,313	-	-	131,648,313
Materials	1,240,568	-	-	1,240,568

U.S. Treasury Obligations	18,599,941	-	18,599,941	-

Money Market Funds	425,985,283	425,985,283	-	-
Total Investments in Securities:	23,901,294,937	23,542,937,947	175,891,889	182,465,101
Derivative Instruments:

Assets
Futures Contracts	2,627,994	2,627,994	-	-
Total Assets	2,627,994	2,627,994	-	-
Total Derivative Instruments:	2,627,994	2,627,994	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,627,994	-
Total Equity Risk	2,627,994	-
Total Value of Derivatives	2,627,994	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of June 30, 2026
Assets
Investment in securities, at value (including securities loaned of $59,393,859) - See accompanying schedule:
Unaffiliated issuers (cost $13,088,223,674)	$23,475,309,654
Fidelity Central Funds (cost $425,983,769)	425,985,283

Total Investment in Securities (cost $13,514,207,443)		$23,901,294,937
Foreign currency held at value (cost $2,326,208)		2,360,703
Receivable for investments sold		55,578,490
Receivable for fund shares sold		3,837,756
Dividends receivable		12,630,486
Interest receivable		29,973
Distributions receivable from Fidelity Central Funds		1,255,974
Receivable for variation margin on futures contracts		1,627,200
Other receivables		570,918
Total assets		23,979,186,437
Liabilities
Payable to custodian bank	$997,252
Payable for investments purchased	68,823,654
Payable for fund shares redeemed	4,865,320
Other payables and accrued expenses	579,631
Collateral on securities loaned	60,167,990
Total liabilities		135,433,847
Net Assets		$23,843,752,590
Net Assets consist of:
Paid in capital		$11,587,209,054
Total accumulated earnings (loss)		12,256,543,536
Net Assets		$23,843,752,590
Net Asset Value, offering price and redemption price per share ($23,843,752,590 ÷ 140,945,990 shares)		$169.17
Consolidated Statement of Operations
Year ended June 30, 2026
Investment Income
Dividends		$194,137,365
Interest		603,418
Income from Fidelity Central Funds (including $204,999 from security lending)		12,224,233
Security lending		17,974
Total income		206,982,990
Expenses
Custodian fees and expenses	$172,105
Independent trustees' fees and expenses	60,344
Total expenses		232,449
Net Investment income (loss)		206,750,541
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $129,352)	2,304,136,415
Fidelity Central Funds	14,645
Foreign currency transactions	(1,286,996)
Futures contracts	23,034,003
Total net realized gain (loss)		2,325,898,067
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $214,915)	3,153,677,710
Fidelity Central Funds	1,513
Assets and liabilities in foreign currencies	(196,055)
Futures contracts	2,627,994
Total change in net unrealized appreciation (depreciation)		3,156,111,162
Net gain (loss)		5,482,009,229
Net increase (decrease) in net assets resulting from operations		$5,688,759,770
Consolidated Statement of Changes in Net Assets

	Year ended June 30, 2026	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$206,750,541	$213,775,203
Net realized gain (loss)	2,325,898,067	2,359,978,946
Change in net unrealized appreciation (depreciation)	3,156,111,162	(172,761,103)
Net increase (decrease) in net assets resulting from operations	5,688,759,770	2,400,993,046
Distributions to shareholders	(2,145,155,928)	(1,680,166,025)

Affiliated share transactions
Proceeds from sales of shares	3,101,687,958	1,403,121,261
Reinvestment of distributions	2,145,155,928	1,680,166,025
Cost of shares redeemed	(2,049,352,956)	(6,026,141,814)

Net increase (decrease) in net assets resulting from share transactions	3,197,490,930	(2,942,854,528)
Total increase (decrease) in net assets	6,741,094,772	(2,222,027,507)

Net Assets
Beginning of period	17,102,657,818	19,324,685,325
End of period	$23,843,752,590	$17,102,657,818

Other Information
Shares
Sold	20,510,646	9,965,190
Issued in reinvestment of distributions	14,606,865	11,776,230
Redeemed	(13,460,382)	(43,793,288)
Net increase (decrease)	21,657,129	(22,051,868)

Consolidated Financial Highlights
Fidelity® U.S. Equity Central Fund

Years ended June 30,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$143.37	$136.72	$120.25	$102.27	$132.73
Income from Investment Operations
Net investment income (loss) A,B	1.57	1.63	1.60	1.47	1.41
Net realized and unrealized gain (loss)	41.68	17.56	22.76	19.57	(19.85)
Total from investment operations	43.25	19.19	24.36	21.04	(18.44)
Distributions from net investment income	(1.58)	(1.72)	(1.62)	(1.52)	(1.38)
Distributions from net realized gain	(15.87)	(10.82)	(6.27)	(1.54)	(10.64)
Total distributions	(17.45)	(12.54)	(7.89)	(3.06)	(12.02)
Net asset value, end of period	$169.17	$143.37	$136.72	$120.25	$102.27
Total Return C	32.10%	14.15%	21.24%	20.95%	(15.73)%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	1.02%	1.18%	1.28%	1.34%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$23,843,753	$17,102,658	$19,324,685	$16,699,457	$16,632,716
Portfolio turnover rate G	53%	60%	44%	31%	34% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements

For the period ended June 30, 2026

1. Organization.
Fidelity U.S. Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Consolidated Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2026, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,737,596,647
Gross unrealized depreciation	(443,634,447)
Net unrealized appreciation (depreciation)	$10,293,962,200
Tax Cost	$13,607,332,737

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$678,716,769
Undistributed long-term capital gain	$1,283,643,543
Net unrealized appreciation (depreciation) on securities and other investments	$10,294,183,224

The tax character of distributions paid was as follows:

	June 30, 2026	June 30, 2025
Ordinary Income	$201,974,786	$296,111,739
Long-term Capital Gains	1,943,181,142	1,384,054,286
Total	$2,145,155,928	$1,680,166,025

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
Fidelity U.S. Equity Central Fund	758,872	-A

A Amount represents less than .005%.

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity U.S. Equity Central Fund	11,549,139,345	10,512,949,739
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Deferred Director Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Directors have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Directors presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity U.S. Equity Central Fund	$557,748

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity U.S. Equity Central Fund	160,197

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity U.S. Equity Central Fund	916,075,529	803,364,983	116,486,256

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity U.S. Equity Central Fund	1,219
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Consolidated Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity U.S. Equity Central Fund	24,324	826	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Fidelity U.S. Equity Central Fund	167,471
8. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Central Investment Portfolios LLC and the Shareholders of Fidelity U.S. Equity Central Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Fidelity U.S. Equity Central Fund (the "Fund"), a fund of Fidelity Central Investment Portfolios LLC, including the consolidated schedule of investments, as of June 30, 2026, the related consolidated statement of operations for the year then ended, consolidated statement of changes in net assets for each of the two years in the period then ended, consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "consolidated financial statements and consolidated financial highlights"). In our opinion, the consolidated financial statements and consolidated financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
August 14, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended June 30, 2026, $1,579,208,313, or, if subsequently determined to be different, the net capital gain of such year.

A total of 2.70% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $6,235,298 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 50%, 73%, 100%, and 100% of the dividends distributed in September, December, March, and June, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 79.62%, 83.62%,100%, and 100% of the dividends distributed in September, December, March, and June, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 6.56%, 5.43%, 0%, and 0% of the dividends distributed in September, December, March, and June, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity U.S. Equity Central Fund
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.9900193.105
USE-ANN-0826

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 21, 2026